Schedule of Segment Information By Country (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 98,787	$ 198,740
Cost of revenues	(32,356)	(63,350)
Other Income	144,339	5,093
Administrative expenses	(972,143)	(1,577,819)
Other expenses	(383,297)	(237,156)
Net loss before taxation	(1,144,670)	(1,674,492)
Total assets	1,616,631	1,866,916
Total liabilities	4,672,321	3,730,438
BVI [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Cost of revenues
Other Income	11
Administrative expenses	(155,163)	(366,735)
Other expenses	(2,528)	(3)
Net loss before taxation	(157,680)	(366,738)
Total assets	3,030	3,115
Total liabilities	1,695,122	1,033,559
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	98,787	198,740
Cost of revenues	(32,356)	(63,350)
Other Income	144,328	5,093
Administrative expenses	(816,980)	(1,211,084)
Other expenses	(380,769)	(237,153)
Net loss before taxation	(986,990)	(1,307,754)
Total assets	1,613,601	1,863,801
Total liabilities	$ 2,977,199	$ 2,592,416